UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

FORM N-Q

MARCH 31, 2012

LEGG MASON DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2012

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 93.6%
iShares Trust - iShares Barclays Intermediate Credit Bond Fund			2,298	$250,137
iShares Trust - iShares MSCI EAFE Index Fund			4,573	251,058
iShares Trust - iShares Russell 1000 Index Fund			6,436	501,751
iShares Trust - iShares Russell 1000 Value Index Fund			3,581	250,921
iShares Trust - iShares Russell 2000 Index Fund			3,010	249,378
iShares Trust - iShares S&P/Citigroup International Treasury Bond Fund			2,516	251,172
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			327,748	3,638,006	(a)
Legg Mason Global Asset Management Trust - Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares			234,683	3,644,633	(a)
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares			191,873	2,346,604	(a)
Legg Mason Partners Equity Trust - Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			419,220	4,934,223	(a)
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			27,046	3,649,606	*(a)
Royce Heritage Fund			158,476	2,342,276	(a)
Western Asset Funds Inc. - Western Asset Intermediate Bond Portfolio			332,954	3,629,202	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $25,305,604)				25,938,967

SECURITY		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.7%
S&P 500 Index Futures Option, Put @ 1100.00		6/20/13	5	55,000
S&P 500 Index Futures Option, Put @ 1200.00		6/20/13	1	16,000
S&P 500 Index, Put @ 1100.00		6/22/13	3	13,365
S&P 500 Index, Put @ 1125.00		6/22/13	3	14,655
S&P 500 Index, Put @ 1175.00		6/22/13	11	63,580
S&P 500 Index, Put @ 1200.00		6/22/13	4	25,640

TOTAL PURCHASED OPTIONS (Cost - $251,220)				188,240

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $25,556,824)				26,127,207

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.4%
Repurchase Agreements - 2.4%
Interest in $625,000,000 joint tri-party repurchase agreement dated 3/30/12 with RBS Securities Inc.; Proceeds at maturity - $659,004 (Fully collateralized by various U.S. government agency obligations, 0.170% to 7.125% due 4/20/12 to 1/15/30; Market value - $672,181) (Cost - $659,000)	0.070%	4/2/12	$659,000	659,000

TOTAL INVESTMENTS - 96.7% (Cost - $26,215,824#)				26,786,207
Other Assets in Excess of Liabilities - 3.3%				907,084

TOTAL NET ASSETS - 100.0%				$27,693,291

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Investments in Underlying Funds	$25,938,967	—	—	$25,938,967
Purchased options	188,240	—	—	188,240

Total long-term investments	$26,127,207	—	—	$26,127,207

Short-term investments†	—	$659,000	—	659,000

Total investments	$26,127,207	$659,000	—	$26,786,207

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Portfolio, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw their investments from such underlying fund at a time that is unfavorable to the Portfolio. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$633,799
Gross unrealized depreciation	(63,416)

Net unrealized appreciation	$570,383

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2012.

Primary Underlying Risk Disclosure	Purchased Options, at value
Equity Risk	$188,240

During the period ended March 31, 2012, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$89,246

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 29, 2012